Deposit on Equipment - Additional Information (Details)	8 Months Ended
Sep. 30, 2021 Antminer
Property, Plant and Equipment [Line Items]
Description of purchase agreements	the Company had outstanding executed purchase agreements for the purchase of (1) 27,000 Antminer S19j Pro (100 TH/s) miners from Bitmain Technologies Limited (“Bitmain”) and (2) 60,000 MicroBT M30S, M30S+ and M30S++ miners from SuperAcme Technology (Hong Kong) Limited (“SuperAcme”), all of which are to be delivered in monthly batches from January 2022 through December 2022.
Expected delivery starting month and year	2022-01
Expected delivery ending month and year	2022-12
Bitmain Technologies Limited [Member]
Property, Plant and Equipment [Line Items]
Number of miners to be purchased	27,000
Expected delivery starting month and year	2022-01
Expected delivery ending month and year	2022-09
Super Acme Technology Hong Kong [Member]
Property, Plant and Equipment [Line Items]
Number of miners to be purchased	60,000
Expected delivery starting month and year	2022-07
Expected delivery ending month and year	2022-12